Pension and Severance Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits				65.00%
Increase Decrease in accumulated other comprehensive income		¥ 81,230
Loss on the pension plan amendment		6,358
Increase Decrease in accrued pension and severance costs		74,872
Japan
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	¥ 2,000
Loss on the pension plan amendment		6,358
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	20.00%
Japan | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	51.00%
Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	29.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	¥ 12,000
Loss on the pension plan amendment	¥ 2,128	¥ 68	¥ 1,804
Foreign plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	29.00%
Foreign plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	6.00%
Foreign plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	65.00%